MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN
22.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits was $5,016, $5,712 and $5,763 for the years ended December 31, 2012, 2013 and 2014, respectively.